SunAmerica Asset Management Corp.
733 Third Avenue, Third Floor
New York, NY 10017



May 14, 1998


EDGAR Postmaster, BDM: Postmaster


Re:  SunAmerica Money Market Funds, Inc.
     SEC File Nos. 2-85370 and 811-3807
     Post-Effective Amendment No. 21

Ladies and Gentlemen:

     I hereby represent that, with respect to the above-referenced Fund, no changes were made from the Prospectus and the Statement of Additional Information contained in the Post Effective Amendment No. 21 to the Fund's Registration Statement on Form N-1A, which was filed with the Commission on April 29, 1998.

     Please provide a Notice of Acceptance for receipt of this filing.


                    Very truly yours


                    /s/ Robert M. Zakem
                    Robert M. Zakem
                    Senior Vice President
                    and General Counsel